Related party disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related parties

	June 30, 2025	December 31, 2024
(Amounts in thousands)	(Unaudited)
Due to related parties
Vassilios Gregoriou	$130	$125
Gary Herman	44	-
Emory S. De Castro	213	180
Total	$387	$305

Schedule of Related party disclosures

(Amounts in thousands)	December 31, 2024	December 31, 2023
Due to related parties
Vassilios Gregoriou	$75	$-
Maria Gregoriou	50	-
Emory S. De Castro	180	-
Total	$305	$-